Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of compensation expenses recognized for share based awards granted

	Nine Months Ended September 30,
	2019	2020
Cost of sales	7,586	3,575
Research and development expenses	70,643	32,595
Selling, general and administrative expenses	204,038	90,725
Total	282,267	126,895

Schedule of stock option activity

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2018	91,074,140	1.69	8.23	425,988
Granted	26,627,300	3.58	—	—
Exercised	(17,970,673)	0.46	—	—
Cancelled	(8,959,200)	2.86	—	—
Expired	(321,714)	3.87	—	—
Outstanding as of September 30, 2019	90,449,853	2.38	7.43	214,988
Outstanding as of December 31, 2019	88,843,972	2.38	6.77	164,363
Granted	14,243,500	2.95	—	—
Exercised	(11,533,123)	1.34	—	—
Cancelled	(8,022,851)	3.03	—	—
Expired	(1,314,412)	4.49	—	—
Outstanding as of September 30, 2020	82,217,086	2.53	6.61	1,536,695
Vested and expected to vest as of December 31, 2019	118,546,834	—	—	354,839
Exercisable as of December 31, 2019	32,925,154	—	—	80,801
Vested and expected to vest as of September 30, 2020	124,986,857	—	—	2,997,314
Exercisable as of September 30, 2020	30,352,231	—	—	578,008

Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of weighted average assumptions used

	Nine months ended September 30,
	2019	2020
Exercise price (US$)	2.05-7.09	2.38-13.36
Fair value of the ordinary shares on the date of option grant (US$)	2.05-7.09	2.38-13.36
Risk-free interest rate	1.66%-2.54%	0.50%-1.00%
Expected term (in years)	7-10	7-10
Expected dividend yield	0%	0%
Expected volatility	44%-52%	54%-55%
Expected forfeiture rate (post-vesting)	6.00%-8.00%	6.00%

Employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
US$
Unvested at December 31, 2018	441,513	0.96
Vested	(362,684)	0.96
Forfeited	(78,829)	0.96
Unvested at September 30, 2019	—	—
Unvested at December 31, 2019	—	—
Vested	—	—
Forfeited	—	—
Unvested at September 30, 2020	—	—

Non-employees | Nio Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares activity

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2018	63,897	6.60
Granted	—	—
Vested	(31,949)	6.60
Unvested at September 30, 2019	31,948	6.60
Unvested at December 31, 2019	31,948	6.60
Granted	2,203,469	4.26
Vested	(2,165,417)	3.85
Unvested at September 30, 2020	70,000	16.95